SUBSEQUENT EVENTS - Office space in San Francisco (Details) - USD ($) $ in Thousands	Sep. 30, 2021	May 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Minimum lease payments	$ 2,979		$ 3,909
Office space in San Francisco, CA.
Subsequent Event [Line Items]
Initial lease term		7 years
Minimum lease payments		$ 26,300
Option to extend the term		5 years